Basic and diluted net earnings per share - Schedule of Earnings per Share (Detail) (CAD) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Earnings Per Share, Basic and Diluted [Abstract]
Net earnings attributable to shareholders of APUC	20,296	14,532
Series A preferred shares dividend	5,400	769
Net earnings attributable to common shareholders of APUC - Basic and Diluted	14,896	13,763
Discontinued operations	(42,011)	1,043
Net earnings attributable to common shareholders of APUC from continuing operations - Basic and Diluted	56,907	12,720
Weighted average number of shares
Basic	204,350,689	158,304,340
Dilutive effect of share-based awards	980,697	605,281
Diluted	205,331,386	158,909,621